Segment reporting (Tables)	12 Months Ended
Sep. 30, 2025
Segment reporting
Schedule of revenue by major product categories
	For the Years Ended September 30,
	2025	2024	2023
Revenue recognition at a point in time
Sales of agricultural products
Shiitake	$10,667,870	$17,791,882	$19,655,465
Mu Er	9,162,453	14,820,286	16,301,157
Other products	29,183	31,493	112,853
Agricultural products trading business
Tapioca	-	-	39,977,734
Corn	784,933	30,971,188	27,430,969
Cotton	-	-	5,547,927
Red dates	-	507,083	-
Cornstarch	-	-	1,338,782
Logistic services
Operation services	1,471,700	9,400	-
Special work order services	442,025	-	-
Sub-total	22,558,164	64,131,332	110,364,887
Revenue recognition over time
Logistic services
Outbound delivery services	5,175,610	-	-
Storage services	237,586	-	-
Total	$27,971,360	$64,131,332	$110,364,887

	For the Years Ended September 30,
	2025	2024	2023
Products revenue	$20,644,439	$64,121,932	$110,364,887
Services revenue	7,326,921	9,400	-
Total	$27,971,360	$64,131,332	$110,364,887

Schedule of revenue by geographical segment
	For the Years Ended September 30,
	2025	2024	2023
PRC	$20,644,439	$64,121,932	$110,364,887
United States of America	7,326,921	9,400	-
Total	$27,971,360	$64,131,332	$110,364,887

	For the Year Ended September 30, 2025
	USA	PRC	Total
Revenues	$7,326,921	$20,644,439	$27,971,360
Cost of revenues	(8,805,651)	(18,364,186)	(27,169,837)
Gross (loss) profit	(1,478,730)	2,280,253	801,523
Operating expenses	(821,384)	(56,096,515)	(56,917,899)
Loss from operations	(2,300,114)	(53,816,262)	(56,116,376)
Other income (expenses)	1,338,800	1,391,630	2,730,430
Loss before income taxes	(961,314)	(52,424,632)	(53,385,946)
Income tax expenses	-	(42)	(42)
Net loss	$(961,314)	$(52,424,674)	$(53,385,988)

	For the Year Ended September 30, 2024
	USA	PRC	Total
Revenues	$9,400	$64,121,932	$64,131,332
Cost of revenues	(4,480)	(60,253,138)	(60,257,618)
Gross profit	4,920	3,868,794	3,873,714
Operating expenses	(338,119)	(2,739,910)	(3,078,029)
(Loss) income from operations	(333,199)	1,128,884	795,685
Other income (expenses)	34,888	(5,458,081)	(5,423,193)
Loss before income taxes	(298,311)	(4,329,197)	(4,627,508)
Income tax benefits (expenses)	949	(1,213)	(264)
Net loss	$(297,362)	$(4,330,410)	$(4,627,772)

	For the Year Ended September 30, 2023
	USA	PRC	Total
Revenues	-	$110,364,887	$110,364,887
Cost of revenues	-	(106,078,132)	(106,078,132)
Gross profit	-	4,286,755	4,286,755
Operating expenses	-	(2,245,380)	(2,245,380)
Income from operations	-	2,041,375	2,041,375
Other income	-	815,931	815,931
Income before income tax	-	2,857,306	2,857,306
Income tax expenses	-	(313,493)	(313,493)
Net income	-	$2,543,813	$2,543,813

Schedule of long-lived assets segment
	As of	As of
	September 30,	September 30,
	2025	2024
United States of America	$46,933,699	$7,969,062
PRC	6,973,528	16,838,861
Total long-lived assets	$53,907,227	$24,807,923